INCOME TAXES (Schedule of Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit	0.30%	2.60%	5.00%
Foreign operations	(17.20%)	(14.70%)	(11.50%)
Goodwill impairment	34.10%	0.00%	0.00%
Changes in valuation allowances	(1.10%)	(0.40%)	(14.00%)
Uncertain tax positions	(8.50%)	(2.50%)	(5.80%)
Research and development credit	(1.80%)	0.00%	(3.00%)
Return to provision	(6.60%)	(0.50%)	(5.40%)
Other	(1.50%)	1.30%	1.50%
Effective tax rate	32.70%	20.80%	1.80%